Note 11 - Income Taxes - Schedule of Components for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Federal			$ 0	$ 0
State			35	(15)
Foreign			0	0
Total Current			35	(15)
Federal			0	0
State			0	0
Total Deferred			0	0
Income Tax Provision/(Benefit) and Effective Income Tax Rate, amount	$ 0	$ 31	$ 35	$ (15)